PREPAID EXPENSES AND DEPOSITS (Details Narrative) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Deposits for inventory purchases and prepaid expense to vendors	$ 7,408	$ 16,889
Prepaid business insurance	1,062	9,736
Security deposits	$ 12,000	$ 12,000